Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related party transactions

20. Related party transactions

Key management personnel include the members of the Board of Directors and executive officers of the Company. Related party transactions and balances not disclosed elsewhere in the consolidated financial statements are as follows:

Name and Principal Position		Remuneration, fees or interest expense	Loans or Advances	Remuneration, fees, or interest payments	Loan payments	Included in Accounts Payable	Included in Loan Payable and Long-term debt (note 17)
		Year ended December 31,				As at December 31, 2021 and 2020
		$’000	$’000	$’000	$’000	$’000	$’000
A company controlled by a	2021	-	-	-	-	-	-
director - admin, office, and interest	2020	262	-	-	6,636	-	-
expenses	2019	-	-	-	-
A company controlled by a	2021	762	-	23	-	166	15,507
director - admin, office, and interest	2020	703	6,053	212	-	126	14,808
expenses	2019	346	7,908	33	-
	2021	447	-	423	-	42	-
Directors	2020	446	-	544	-	18	-
- salaries and wages	2019	337	-	317	-
	2021	-	-	-	-	-	-
Director	2020	-	532	962	3,270	-	-
-loans	2019	-	347	-	-

As at December 31, 2021, the Company has $208 (2020 - $144) in accounts payable owing to related parties which relate primarily to directors fees and office rent.

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

Management Compensation

The remuneration of Directors and Officers of the Company was as follows:

	Year ended December 31,
	2021	2020	2019
Salaries and benefits	$635	$820	$375
Director’s fees	72	71	30
Share-based compensation	228	230	51
	$935	$1,121	$456